Fair Value Measurements	3 Months Ended
Jul. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

13.	Fair Value Measurements:

The carrying values of cash and cash equivalents, cash in escrow, restricted cash, accounts payable and accrued liabilities approximate fair values due to their short terms to maturity. The long-term receivable is reported at amortized cost which approximates fair value.

The Company’s financial liabilities are reported at fair value as presented in the following tables:

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
July 31, 2012
Liability portion of convertible notes	$9,405,315	$9,726,981	$-	$9,726,981	$-

July 31, 2012
Derivatives:
Consulting warrants	$77,840	$77,840	$-	$-	$77,840
Junior and Senior Notes and Warrants	982,600	982,600	-	-	982,600
Preferred A Warrants	924,000	924,000	-	-	924,000
Preferred B Option and Shares	1,273,728	1,273,728	-	-	1,273,728
	$3,258,168	$3,258,168	$-	$-	$3,258,168

			Fair Value Measurements Using:
	Carrying Amount	Total Fair Value	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
April 30, 2012
Liability portion of convertible notes:
Current portion	$2,529,200	$2,529,200	$-	$2,529,200	$-
Long-term portion	6,568,433	7,197,781	-	7,197,781	-
	$9,097,633	$9,726,981	$-	$9,726,981	$-

April 30, 2012
Derivatives:
Consulting warrants	$10,789	$10,789	$-	$-	$10,789
Junior and Senior Notes and Warrants	261,586	261,586	-	-	261,586
Preferred A Warrants	181,660	181,660	-	-	181,660
Preferred B Option and Shares	303,583	303,583	-	-	303,583
	$757,618	$757,618	$-	$-	$757,618

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the three months ended July 31, 2012:

	Fair Value Measurement Using Level 3 Inputs
	Derivative Liabilities	Total

Balance, April 30, 2012	$757,618	$757,618

Change in fair value of derivative liability included in net loss	2,500,550	2,500,550

Transfers in and/or out of Level 3	-	-

Balance, July 31, 2012	$3,258,168	$3,258,168